INVENTORIES, NET (Tables)	12 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY

Inventories consisted of the following:

	As of	As of
	June 30, 2022	June 30, 2021

Raw materials	$117,093	$218,090
Work in process	876,021	1,082,350
Finished goods	2,523,455	3,054,909
	3,516,569	4,355,349
Less: inventory allowance	(146,684)	(152,186)
Inventory, net	$3,369,885	$4,203,163